Summary of Significant Accounting Policies - Suppliers Accounted for 10% or More of Research and Development Expenses (Details) - USD ($)	9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Significant Accounting Policies [Line Items]
Research and development expenses	$ 110,125,563	$ 64,625,210
Research and Development Expenses | Concentration of Suppliers | A
Significant Accounting Policies [Line Items]
Research and development expenses		14,879,238
Research and Development Expenses | Concentration of Suppliers | B
Significant Accounting Policies [Line Items]
Research and development expenses		$ 10,769,334
Research and Development Expenses | Concentration of Suppliers | C
Significant Accounting Policies [Line Items]
Research and development expenses	28,136,372
Research and Development Expenses | Concentration of Suppliers | D
Significant Accounting Policies [Line Items]
Research and development expenses	$ 18,474,269